Income Taxes, Change in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 5,029	$ 4,806
Additions:
For tax positions related to the current year	367	284
For tax positions related to prior years	158	177
Reductions:
For tax positions related to prior years	(319)	(127)
Lapse of statute of limitations	(48)	(27)
Settlements with tax authorities	(20)	(84)
Balance at end of year	5,167	5,029
Unrecognized Tax Benefits	5,029	4,806	$ 5,167	$ 5,029
Unrecognized Tax Benefits that Would Impact Effective Tax Rate			3,500
Unrecognized Tax Benefits Related To Income Tax Positions On Temporary Differences			1,700
Accrued interest and penalties			726	$ 589
Recognized Interest and Penalties Expense (Benefit)	$ 96	$ 136
Possible decrease in unrecognized tax benefits (up to $1 billion)			$ 1,000